UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 to April 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2010
(unaudited)

■  CREDIT SUISSE
HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

June 14, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund & Benchmark	Performance
Common Class[1]	10.55%
Class A1,2	10.54%
Class B1,2	10.06%
Class C1,2	10.05%
Bank of America Merrill Lynch US High Yield Master II Constrained Index[3]	11.58%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: Decreasing defaults, increasing performance

For the semiannual period ended April 30, 2010, the high yield bond market posted double digit gains despite continued concerns regarding Eurozone sovereign risk and the potential for rising interest rates. The Bank of America Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, returned 11.58% for the period. Additionally, high yield spreads tightened by 184 basis points to end the period at 497 basis points over Treasuries, while yields for high yield bonds ended the period at 8.06%, a decrease of 1.89% for the period.

More specifically, CCC-rated securities outperformed the benchmark, returning 20.27%. Within the CCC ratings category, the best performance was gained from the lowest rated, most distressed category: C-rated securities returned 58.36% for the six-month period, while CC-rated securities returned 43.66%. In contrast, BB-rated and B-rated securities returned only 10.25% and 8.61%, respectively.

High yield default rates rose throughout much of last year, peaking at 13.48% in November 2009. Since then, the global default rate (as measured by Moody's) has declined steadily to 9%, and is expected to decline further over the coming year. Additionally, according to JPMorgan, the pace of corporate high yield defaults continued to slow, with only two companies defaulting or missing coupons in April. In contrast, three companies defaulted in March and five in February. The percentage of securities that are "distressed," defined as those trading at spreads of more than 1,000 basis points over Treasuries, has also been falling steadily, ending April 2010 at 9.2%, down from 17.9% in December 2009 (and an all-time high of 83.6% in November 2008).

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

High yield new issue activity has been robust. With approximately $111 billion issued year-to-date, 2010 could top the record high calendar year issuance of $181 billion set in 2009. According to JPMorgan, the $40.5 billion of new issues in March set a new record and was closely followed by April's $34 billion. Against this backdrop in significant new issue supply, demand for high yield product remained strong with high-yield mutual funds bringing in a total $3.8 billion on a year-to-date basis, as reported by Lipper.

Strategy and Outlook: Cautiously optimistic going forward

For the semiannual period ended April 30, 2010, the Fund underperformed its benchmark. Superior security selection in the chemicals, building/construction, forestry/paper, and metals/mining sectors contributed positively to returns. On the other hand, an underweight in the more volatile financial services sector hurt relative returns. This, along with an overweight position and security selection in the media-cable sector, detracted from returns.

The reopening of both debt and equity capital markets has made capital available to a broad range of companies. This reopening has allowed many non-investment grade issuers to refinance and extend debt maturities. As a result of this improved liquidity, along with a stabilizing fundamental backdrop, the expectations for upcoming defaults have significantly decreased. Moody's is currently forecasting that the April 2011 global default rate will decline to 2.0% versus its current rate of 9.0%. In addition, recovery rates (the price at which a defaulted security is trading one month post default) have also begun to rise versus early 2009 figures. Given the environment of declining defaults and a stabilizing economy, the high yield market has rallied significantly, with current valuations reflecting default expectations in the 4-5% range. We remain cautious, however, and believe that market valuations may have risen too far — particularly given the overhang of sovereign default risk and likely regulatory change for the U.S financial services sector.

In particular, riskier CCC-rated securities are now trading at spreads below their historical averages — both in absolute terms and relative to other ratings classes. While we still see value in the new issue market as well as in the BB and B ratings categories, security selection will become increasingly important going forward. We expect that fundamentals, rather than technical indicators, will drive credit markets going forward. This return to fundamentals will likely result in greater price dispersion among issuers. Consequently, we will remain prudent in our investment approach.

Given this backdrop and the market's recent rally, our portfolio construction has remained selective and we continue to opportunistically reduce the Fund's

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

exposure to riskier issues. Additionally, we have taken advantage of opportunities in the new issue market, especially in bonds that are more senior in a company's capital structure and priced at attractive yields. Portfolio exposures reflect a positive view on the technology, cable and broadcast sectors as well as a growing comfort with some of the more cyclical chemical and paper companies. In contrast, we remain cautious with respect to consumer-driven industries, and have sought to limit exposures to those sectors.

The Credit Suisse High Yield Management Team

Thomas J. Flannery
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	51.63%	6.06%	—	6.66%	08/01/00
Class A Without Sales Charge	51.61%	5.79%	6.50%	6.15%	03/08/99
Class A With Maximum Sales Charge	44.53%	4.76%	5.98%	5.68%	03/08/99
Class B Without CDSC	50.39%	5.01%	5.67%	5.32%	03/08/99
Class B With CDSC	46.39%	5.01%	5.67%	5.32%	03/08/99
Class C Without CDSC	50.30%	5.01%	5.67%	5.43%	02/28/00
Class C With CDSC	49.30%	5.01%	5.67%	5.43%	02/28/00

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	40.41%	6.83%	—	6.84%	08/01/00
Class A Without Sales Charge	40.13%	6.58%	6.62%	6.31%	03/08/99
Class A With Maximum Sales Charge	33.40%	5.55%	6.10%	5.84%	03/08/99
Class B Without CDSC	39.01%	5.79%	5.80%	5.48%	03/08/99
Class B With CDSC	35.01%	5.79%	5.80%	5.48%	03/08/99
Class C Without CDSC	38.95%	5.79%	5.80%	5.60%	02/28/00
Class C With CDSC	37.95%	5.79%	5.80%	5.60%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.38% for Common Class shares, 1.63% for Class A shares, 2.38% for Class B shares and 2.38% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.89% for Common Class shares, 1.14% for Class A shares, 1.89% for Class B shares and 1.89% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 5.33%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 6.06%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 9.05%.

3  The Bank of America Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,105.50	$1,105.40	$1,100.60	$1,100.50
Expenses Paid per $1,000*	$4.65	$5.95	$9.84	$9.84
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,020.38	$1,019.14	$1,015.42	$1,015.42
Expenses Paid per $1,000*	$4.46	$5.71	$9.44	$9.44
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.89%	1.14%	1.89%	1.89%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.9%
BB	31.3%
B	46.7%
CCC	15.1%
CC	0.4%
D	0.8%
NR	1.8%
Subtotal	98.0%
Equity and Other	1.1%
Short-Term Investment	0.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (88.8%)
Aerospace & Defense (1.4%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$214,500
250	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	220,625
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)§	(B+, B1)	02/01/15	6.750	125,000
150	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	154,125
					714,250
Auto Loans (2.0%)
525	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B1)	10/01/13	7.000	542,145
400	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, B1)	12/15/16	8.000	426,906
					969,051
Auto Parts & Equipment (1.7%)
75	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(B, B1)	01/15/17	9.250	80,062
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(CCC, Caa2)	03/01/17	7.875	95,750
150	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC-, Caa2)	03/15/18	10.625	162,000
125	Cooper-Standard Automotive, Inc., Rule 144A, Senior Notes (Callable 05/01/14 @ $104.25)‡	(NR, B2)	05/01/18	8.500	128,125
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	204,250
125	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	131,250
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	55,938
					857,375
Banks (1.9%)
39	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, NR)	05/01/13	7.000	38,948
59	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/14	7.000	57,024
134	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, NR)	05/01/15	7.000	128,079
98	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, NR)	05/01/16	7.000	93,689
138	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, NR)	05/01/17	7.000	131,164
275	GMAC, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	277,750
28	GMAC, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	28,175
175	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	183,094
					937,923

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Beverages (0.5%)
$100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡	(B+, B1)	12/01/16	9.125	$106,500
150	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	154,688
					261,188
Building & Construction (1.4%)
169	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	103,090
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes	(CCC, Caa2)	04/15/12	8.375	276,375
125	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	104,375
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	208,313
					692,153
Building Materials (2.4%)
200	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC-, Caa2)	03/01/14	11.250	207,500
275	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB-, B3)	03/15/20	7.500	275,687
225	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	228,375
250	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)§	(B+, B2)	11/01/14	11.375	265,625
175	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	186,813
					1,164,000
Chemicals (3.1%)
225	CF Industries, Inc., Senior Unsecured Notes	(BB+, B1)	05/01/18	6.875	235,125
200	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $103.94)‡	(B, B1)	12/01/19	7.875	207,000
200	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	207,750
20	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	20,450
150	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(CCC-, B3)	06/15/14	12.500	169,500
50	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	53,875
250	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	258,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals
$150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	$145,500
200	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B2)	11/01/17	8.750	214,500
					1,512,450
Computer Hardware (0.8%)
125	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	120,938
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)‡	(BBB-, Ba2)	01/15/18	6.625	129,375
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)‡	(BBB-, Ba2)	01/15/20	6.875	129,687
					380,000
Consumer Products (0.8%)
200	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡§	(CCC, Caa2)	10/01/12	10.250	201,000
50	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B+, B3)	04/01/18	8.250	51,750
125	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.88)	(BB, B1)	11/01/19	7.750	153,906
					406,656
Consumer/Commercial/Lease Financing (1.0%)
240	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	237,600
125	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	124,375
125	International Lease Finance Corp., Series MTN, Senior Unsecured Notes§	(BB+, B1)	06/01/14	5.650	114,498
					476,473
Department Stores (0.2%)
100	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	105,875
Diversified Capital Goods (2.3%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	124,219
125	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	135,000
125	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50)‡	(B, B3)	02/15/18	9.000	128,281
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	156,000
175	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B-, B3)	06/01/17	7.375	160,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Diversified Capital Goods
$125	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	$127,344
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	126,875
150	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, Caa1)	12/15/17	9.750	155,437
					1,113,281
Electric - Generation (4.3%)
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B3)	05/01/16	8.375	265,500
125	Edison Mission Energy, Global Senior Unsecured Notes§	(B-, B2)	05/15/17	7.000	91,719
350	Edison Mission Energy, Global Senior Unsecured Notes§	(B-, B2)	05/15/19	7.200	252,000
300	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	292,500
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	95,714
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	222,188
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	102,125
875	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	660,625
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	151,000
					2,133,371
Electric - Integrated (0.8%)
375	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	388,125
Electronics (1.5%)
175	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	189,875
150	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	159,750
150	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC, B2)	03/01/16	8.125	152,625
225	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	248,063
					750,313
Energy - Exploration & Production (6.4%)
150	ATP Oil & Gas Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $111.88)‡§	(B, Caa2)	05/01/15	11.875	150,375
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	153,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Energy - Exploration & Production
$125	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(BB-, B1)	07/15/16	9.875	$135,000
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	75,375
425	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)§	(BB, Ba3)	01/15/16	6.875	426,062
225	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	233,437
125	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	134,063
149	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	160,548
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)§	(BB, B1)	03/01/16	9.750	138,750
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	127,500
150	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	155,250
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	138,438
125	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	137,500
275	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	285,312
150	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	160,162
150	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	154,125
175	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	173,688
200	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	207,500
					3,146,460
Environmental (0.8%)
200	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	218,000
150	Clean Harbors, Inc., Global Senior Secured Notes (Callable 08/15/12 @ $103.81)	(BB-, Ba2)	08/15/16	7.625	156,938
					374,938
Food & Drug Retailers (1.1%)
150	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)§	(BB-, B1)	05/15/17	8.875	159,375
125	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	112,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers
$125	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	$138,281
125	SUPERVALU, Inc., Senior Unsecured Notes§	(B+, Ba3)	05/01/16	8.000	127,812
					537,656
Food - Wholesale (1.1%)
150	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	156,750
190	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	190,000
200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	199,500
					546,250
Forestry & Paper (1.6%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)§	(B+, Caa1)	10/15/14	7.125	132,995
325	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	335,562
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	127,500
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	48,125
150	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B, B2)	08/01/14	9.125	153,750
					797,932
Gaming (4.3%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	43,125
250	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC, Ca)	05/15/11	8.125	249,062
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	185,250
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	126,700
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	87,375
150	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	2,813
125	Harrah's Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	136,875
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	111,656
200	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, Caa1)	06/15/14	9.750	192,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$125	Majestic Star Casino Capital Corp., Senior Secured Notes ø	(NR, NR)	10/15/10	9.500	$81,094
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	51,000
150	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	04/01/13	6.750	143,250
150	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	171,187
275	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	290,125
100	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	102,750
125	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡§	(B, B3)	08/15/17	10.750	128,438
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	83
					2,103,033
Gas Distribution (2.1%)
175	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	179,813
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	52,220
150	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	152,250
175	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	182,875
125	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	130,156
200	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	205,000
125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	141,349
					1,043,663
Health Facilities (5.9%)
125	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	117,500
125	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	132,656
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	110,500
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	112,500
200	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)§	(B, B3)	07/15/15	8.875	210,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Facilities
$875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	$948,281
225	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	230,063
150	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	151,500
75	Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)‡	(BB+, Ba3)	02/15/20	7.500	77,438
125	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	128,125
450	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.44)‡§	(BB-, B2)	07/01/19	8.875	497,812
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	24,938
158	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	167,943
					2,909,756
Health Services (1.8%)
150	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡§	(B, B3)	12/30/14	9.500	152,250
250	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	266,250
125	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	128,437
100	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	104,500
125	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)	(BB-, Ba3)	02/15/13	6.250	124,375
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	107,500
					883,312
Hotels (0.5%)
125	Felcor Lodging LP, Global Senior Secured Notes§	(B-, B2)	10/01/14	10.000	131,250
125	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	136,875
					268,125
Leisure (0.2%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	100,500
Machinery (1.6%)
200	Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)‡	(B+, B1)	12/01/16	8.125	204,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Machinery
$175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	$185,937
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.78)§	(BB+, Ba3)	03/01/14	7.125	128,438
100	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	107,500
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	171,500
					797,625
Media - Broadcast (2.4%)
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	128,050
125	Belo Corp., Senior Unsecured Notes (Callable 11/15/13 @ $104.00)	(B+, Ba2)	11/15/16	8.000	131,250
100	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	66,000
250	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	268,875
150	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	149,250
150	LIN Television Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/14 @ $104.19)‡	(B+, Ba3)	04/15/18	8.375	155,625
175	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B3)	04/15/17	8.875	179,375
127	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, Caa2)	03/15/15	9.750	116,243
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	1,560
					1,196,228
Media - Cable (4.7%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	358,750
201	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	244,146
375	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/13 @ $105.91)‡	(B, B2)	04/30/18	7.875	383,437
300	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	306,750
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡§	(BB, Ba3)	02/15/19	8.625	493,875
300	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	303,750
200	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	207,000
					2,297,708

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Diversified (0.3%)
$150	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	$150,188
Media - Services (0.8%)
150	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	171,000
200	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	217,000
					388,000
Metals & Mining - Excluding Steel (1.9%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	335
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	1,687
200	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	206,000
300	Consol Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.00)‡	(BB, B1)	04/01/17	8.000	318,375
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	196,480
218	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(CCC, Caa1)	05/15/15	5.274	188,697
					911,574
Oil Field Equipment & Services (3.3%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	152,438
200	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	201,000
150	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	148,500
125	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	130,625
75	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	76,500
95	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(BB-, Ba3)	12/01/14	6.125	94,881
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	153,750
125	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	130,781
175	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡§	(B+, B1)	04/01/18	9.125	179,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Field Equipment & Services
$215	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	$222,525
125	Pride International, Inc., Senior Unsecured Notes§	(BBB-, Ba1)	06/15/19	8.500	144,219
					1,635,031
Oil Refining & Marketing (1.0%)
125	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	128,125
75	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	76,875
100	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	108,000
175	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	165,375
					478,375
Packaging (0.8%)
100	Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)	(BB+, Ba1)	09/01/19	7.375	105,750
150	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	148,125
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	78,562
75	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡§	(CCC+, Caa1)	01/01/17	8.250	76,219
					408,656
Pharmaceuticals (0.5%)
225	Valeant Pharmaceuticals International, Rule 144A, Senior Unsecured Notes (Callable 03/15/15 @ $103.81)‡	(BB-, Ba3)	03/15/20	7.625	230,063
Printing & Publishing (1.2%)
150	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	147,750
325	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(NR, NR)	02/15/17	9.000	0
250	The Reader's Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡	(B, B1)	02/15/17	9.500	257,500
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, B1)	03/01/15	8.250	164,494
					569,744
Railroads (0.6%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	159,375
112	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)§	(BB-, B1)	07/01/17	9.250	121,240
					280,615

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Software/Services (1.7%)
$100	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	$105,250
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	80,344
175	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	185,281
50	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡§	(BB-, Ba3)	09/15/15	14.250	60,625
62	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	73,160
330	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	312,675
					817,335
Specialty Retail (1.6%)
150	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	144,750
250	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	212,500
175	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BB+, Ba2)	10/01/19	7.500	180,250
115	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	122,187
100	Susser Finance Corp., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.25)‡	(B+, B2)	05/15/16	8.500	98,845
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	52,125
					810,657
Steel Producers/Products (0.7%)
175	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	168,875
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	190,094
					358,969
Support-Services (3.6%)
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	129,375
150	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	155,062
125	FTI Consulting, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.91)	(BB, Ba2)	06/15/13	7.625	126,875
125	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	132,656
200	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	211,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$125	Live Nation Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ $104.06)‡	(B, B1)	05/15/18	8.125	$129,063
125	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	130,938
150	Sotheby's, Global Company Guaranteed Notes§	(B, B1)	06/15/15	7.750	153,375
250	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡	(BB-, B1)	10/15/17	7.750	256,875
70	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	73,938
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	110,000
175	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	171,937
					1,781,094
Telecom - Integrated/Services (4.5%)
150	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	150,000
215	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	222,525
500	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	520,000
250	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#§	(CCC, Caa1)	02/15/15	4.140	214,375
25	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡	(CCC, Caa1)	02/01/18	10.000	24,750
125	New Communications Holdings, Inc., Rule 144A, Senior Notes‡	(BB, Ba2)	04/15/17	8.250	129,375
150	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	153,562
375	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)‡	(B+, Ba3)	04/01/18	7.125	389,062
125	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	134,688
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	153,375
125	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	128,594
					2,220,306
Telecom - Wireless (4.0%)
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	103,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Wireless
$75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	$78,188
225	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	235,406
125	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)§	(B, B2)	11/01/14	9.250	130,312
650	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)§	(BB-, Ba2)	03/15/14	5.950	624,000
100	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba3)	08/15/16	8.000	106,000
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba3)	08/15/19	8.250	80,813
425	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	394,187
200	Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)‡	(B, B1)	09/15/16	8.875	205,750
					1,958,531
Telecommunications (0.3%)
150	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	151,875
Textiles & Apparel (0.6%)
300	Levi Strauss & Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/15 @ $103.81)‡	(B+, B2)	05/15/20	7.625	304,500
Theaters & Entertainment (0.2%)
25	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	25,500
75	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	79,875
					105,375
Tobacco (0.3%)
125	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	133,125
Transportation - Excluding Air/Rail (0.3%)
150	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	158,541
TOTAL U.S. CORPORATE BONDS (Cost $43,487,889)					43,718,224
FOREIGN CORPORATE BONDS (8.6%)
Aerospace & Defense (0.6%)
150	Bombardier, Inc., Rule 144A, Senior Notes (Canada)‡	(BB+, Ba2)	03/15/18	7.500	159,750
125	Bombardier, Inc., Rule 144A, Senior Notes (Canada)‡	(BB+, Ba2)	03/15/20	7.750	133,438
					293,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Chemicals (1.2%)
$300	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.257	$298,500
325	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	290,875
					589,375
Electronics (0.2%)
125	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	123,750
Energy - Exploration & Production (0.3%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	168,875
Forestry & Paper (0.8%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	105,688
125	Cascades, Inc., Rule 144A, Senior Notes (Callable 12/15/13 @ $103.88) (Canada)‡	(B+, Ba3)	12/15/17	7.750	127,812
150	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	147,187
					380,687
Media - Cable (1.1%)
125	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.13) (Germany)‡	(BB-, B1)	12/01/17	8.125	128,125
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)	(BB-, Ba2)	04/15/18	9.125	111,500
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B1)	08/15/16	9.125	214,500
100	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B, B1)	10/15/19	8.375	105,250
					559,375
Media - Diversified (0.4%)
200	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	201,500
Metals & Mining - Excluding Steel (0.4%)
150	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BBB, Baa3)	05/15/19	10.750	187,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Oil Field Equipment & Services (0.4%)
$175	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	$178,063
Pharmaceuticals (0.3%)
125	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada)‡	(B+, B1)	04/15/17	8.625	126,875
Support-Services (0.2%)
100	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡	(B, B3)	03/15/17	9.750	104,125
Telecom - Integrated/Services (0.9%)
292	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	308,060
125	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	130,625
					438,685
Telecom - Wireless (0.3%)
75	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	83,812
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	74,128
					157,940
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	15,956
Transportation - Excluding Air/Rail (1.5%)
250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	257,500
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	276,375
175	Teekay Corp., Global Senior Unsecured Notes (Canada)§	(BB, B1)	01/15/20	8.500	185,500
					719,375
TOTAL FOREIGN CORPORATE BONDS (Cost $4,122,409)					4,245,269

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.9%)
Banks (0.3%)
3,381	CIT Group, Inc.*			$137,269
Chemicals (0.2%)
9,785	Huntsman Corp.			111,647
Leisure (0.3%)
5,936	Six Flags, Inc.*^			174,639
Printing & Publishing (0.1%)
554	Dex One Corp.*			16,792
236	SuperMedia, Inc.*§			10,596
				27,388
TOTAL COMMON STOCKS (Cost $614,530)				450,943
PREFERRED STOCK (0.2%)
Banks (0.2%)
89	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $19,643)‡			75,591
WARRANTS (0.0%)
Printing & Publishing (0.0%)
1,036	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17 (Cost $0)*^			0
SHORT-TERM INVESTMENTS (24.3%)
11,503,394	State Street Navigator Prime Portfolio §§			11,503,394
Par (000)		Maturity	Rate%
$454	State Street Bank and Trust Co. Euro Time Deposit	05/03/10	0.010	454,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,957,394)				11,957,394
TOTAL INVESTMENTS AT VALUE (122.8%) (Cost $60,201,865)				60,447,421
LIABILITIES IN EXCESS OF OTHER ASSETS (-22.8%)				(11,239,845)
NET ASSETS (100.0%)				$49,207,576

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $17,265,807 or 35.1% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2010.

+  Step Bond — The interest rate is as of April 30, 2010 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $11,503,394 (Cost $60,201,865) (Note 2)	$60,447,421[1]
Cash	90
Foreign currency at value (cost $13,336)	13,071
Dividend and interest receivable	1,064,362
Receivable for investments sold	356,691
Receivable for fund shares sold	284,693
Unrealized appreciation on forward currency contracts (Note 2)	1,962
Prepaid expenses and other assets	31,663
Total Assets	62,199,953
Liabilities
Advisory fee payable (Note 3)	7,040
Administrative services fee payable (Note 3)	14,798
Shareholder servicing/Distribution fee payable (Note 3)	25,215
Payable upon return of securities loaned (Note 2)	11,503,394
Payable for investments purchased	1,141,420
Dividend payable	175,848
Payable for fund shares redeemed	93,045
Trustees' fee payable	5,628
Other accrued expenses payable	25,989
Total Liabilities	12,992,377
Net Assets
Capital stock, $.001 par value (Note 6)	7,461
Paid-in capital (Note 6)	59,986,109
Accumulated net investment loss	(341,757)
Accumulated net realized loss on investments and foreign currency transactions	(10,691,430)
Net unrealized appreciation from investments and foreign currency translations	247,193
Net Assets	$49,207,576
Common Shares
Net assets	$394,856
Shares outstanding	60,156
Net asset value, offering price and redemption price per share	$6.56
A Shares
Net assets	$24,067,476
Shares outstanding	3,651,589
Net asset value and redemption price per share	$6.59
Maximum offering price per share (net asset value/(1-4.75%))	$6.92
B Shares
Net assets	$6,990,957
Shares outstanding	1,060,339
Net asset value and offering price per share	$6.59
C Shares
Net assets	$17,754,287
Shares outstanding	2,689,105
Net asset value and offering price per share	$6.60

1  Including $11,264,752 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$2,244,401
Dividends	5,090
Securities lending	9,248
Total investment income	2,258,739
Expenses
Investment advisory fees (Note 3)	168,366
Administrative services fees (Note 3)	56,602
Shareholder servicing/Distribution fees (Note 3)
Class A	28,915
Class B	34,919
Class C	88,006
Registration fees	20,307
Audit and tax fees	16,955
Printing fees (Note 3)	16,368
Transfer agent fees	15,811
Trustees' fees	12,557
Legal fees	12,067
Custodian fees	5,147
Insurance expense	2,882
Commitment fees (Note 4)	601
Miscellaneous expense	3,946
Total expenses	483,449
Less: fees waived (Note 3)	(117,092)
Net expenses	366,357
Net investment income	1,892,382
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(59,867)
Net realized gain from foreign currency transactions	29,766
Net change in unrealized appreciation (depreciation) from investments	2,912,014
Net change in unrealized appreciation (depreciation) from foreign currency translations	(2,125)
Net realized and unrealized gain from investments and foreign currency related items	2,879,788
Net increase in net assets resulting from operations	$4,772,170

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment income	$1,892,382	$4,186,941
Net realized loss from investments and foreign currency transactions	(30,101)	(5,346,024)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,909,889	16,423,819
Net increase in net assets resulting from operations	4,772,170	15,264,736
From Dividends
Dividends from net investment income
Common Class shares	(19,790)	(36,929)
Class A shares	(1,147,770)	(2,393,173)
Class B shares	(315,030)	(693,224)
Class C shares	(794,968)	(1,536,966)
Net decrease in net assets resulting from dividends	(2,277,558)	(4,660,292)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,551,734	5,441,306
Reinvestment of dividends	958,646	2,024,918
Net asset value of shares redeemed	(5,132,053)[1]	(13,233,481)[2]
Net decrease in net assets from capital share transactions	(621,673)	(5,767,257)
Net increase in net assets	1,872,939	4,837,187
Net Assets
Beginning of period	47,334,637	42,497,450
End of period	$49,207,576	$47,334,637
Undistributed (accumulated) net investment income (loss)	$(341,757)	$43,419

1  Net of $1,715 of redemption fees retained by the Fund.

2  Net of $1,511 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$6.24	$4.94	$7.66	$7.82	$7.95	$8.53
INVESTMENT OPERATIONS
Net investment income[1]	0.27	0.54	0.60	0.63	0.62	0.67
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.37	1.36	(2.48)	(0.09)	0.11	(0.42)
Total from investment operations	0.64	1.90	(1.88)	0.54	0.73	0.25
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.60)	(0.60)	(0.66)	(0.64)	(0.70)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.32)	(0.60)	(0.84)	(0.70)	(0.86)	(0.83)
Net asset value, end of period	$6.56	$6.24	$4.94	$7.66	$7.82	$7.95
Total return[2]	10.55%	41.87%	(26.98)%	7.02%	9.77%	3.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$395	$383	$310	$484	$530	$549
Ratio of expenses to average net assets	0.89%[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	8.50%[3]	10.32%	8.98%	8.02%	8.01%	8.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[3]	0.58%	0.46%	0.32%	0.21%	0.10%
Portfolio turnover rate	42%	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$6.26	$4.96	$7.68	$7.84	$7.97	$8.55
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.53	0.58	0.61	0.60	0.65
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.39	1.36	(2.47)	(0.09)	0.11	(0.42)
Total from investment operations	0.65	1.89	(1.89)	0.52	0.71	0.23
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.59)	(0.59)	(0.64)	(0.62)	(0.68)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.32)	(0.59)	(0.83)	(0.68)	(0.84)	(0.81)
Net asset value, end of period	$6.59	$6.26	$4.96	$7.68	$7.84	$7.97
Total return[3]	10.54%	41.36%	(27.08)%	6.74%	9.46%	2.75%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$24,067	$22,237	$21,004	$40,822	$53,929	$71,651
Ratio of expenses to average net assets	1.14%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	8.24%[4]	10.07%	8.72%	7.75%	7.76%	7.85%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.59%	0.47%	0.31%	0.21%	0.10%
Portfolio turnover rate	42%	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$6.26	$4.95	$7.68	$7.83	$7.95	$8.52
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.49	0.54	0.55	0.55	0.59
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.38	1.36	(2.49)	(0.09)	0.10	(0.42)
Total from investment operations	0.62	1.85	(1.95)	0.46	0.65	0.17
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.54)	(0.54)	(0.57)	(0.55)	(0.61)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.29)	(0.54)	(0.78)	(0.61)	(0.77)	(0.74)
Net asset value, end of period	$6.59	$6.26	$4.95	$7.68	$7.83	$7.95
Total return[3]	10.06%	40.55%	(27.77)%	6.01%	8.72%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,991	$7,280	$6,901	$15,019	$22,787	$29,992
Ratio of expenses to average net assets	1.89%[4]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.51%[4]	9.40%	7.96%	7.01%	7.01%	7.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.59%	0.47%	0.30%	0.21%	0.10%
Portfolio turnover rate	42%	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$6.27	$4.96	$7.69	$7.84	$7.96	$8.54
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.49	0.54	0.55	0.55	0.59
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.38	1.36	(2.49)	(0.09)	0.10	(0.42)
Total from investment operations	0.62	1.85	(1.95)	0.46	0.65	0.17
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.54)	(0.54)	(0.57)	(0.55)	(0.62)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.29)	(0.54)	(0.78)	(0.61)	(0.77)	(0.75)
Net asset value, end of period	$6.60	$6.27	$4.96	$7.69	$7.84	$7.96
Total return[3]	10.05%	40.46%	(27.72)%	6.02%	8.72%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$17,754	$17,435	$14,282	$27,459	$38,114	$52,454
Ratio of expenses to average net assets	1.89%[4]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.50%[4]	9.33%	7.98%	7.01%	7.01%	7.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.59%	0.46%	0.31%	0.21%	0.10%
Portfolio turnover rate	42%	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
April 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$43,718,224	$—	$43,718,224
Foreign Corporate Bonds	—	4,245,269	—	4,245,269
Common Stocks	276,304	—	174,639	450,943
Preferred Stocks	75,591	—	—	75,591
Warrants	—	—	—	—
Short-Term Investments	11,503,394	454,000	—	11,957,394
Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,962	—	1,962
	$11,855,289	$48,419,455	$174,639	$60,449,383

*Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2010, the amounts shown by the Fund as being level 3 securities that were measured at fair value amounted to 0.35% of net assets.

The Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2010

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$1,962	*	Liabilities - Unrealized Depreciation	$0

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$30,545
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(1,582)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the average volume of these open positions relative to the net assets of the Fund is 0.65% throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2010, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	88,405	EUR	65,000	07/15/10	$(88,405)	$(86,443)	$1,962

Currency Abbreviations:
EUR = Euro Currency
USD = United States Dollar

J) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

K) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2010, the Fund had no outstanding swap contracts.

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $15,221, of which $3,648 was rebated to borrowers (brokers). The Fund retained $9,248 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,325. Securities lending income is accrued as earned.

M) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2010, investment advisory fees earned and voluntarily waived were $168,366 and $117,092, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2010, co-administrative services fees earned by CSAMSI were $21,647.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $34,955.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the six months ended April 30, 2010, CSAMSI and its affiliates advised the Fund that it retained $48,583 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2010, Merrill was paid $20,193 for its services by the Fund.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2010, and during the six months ended April 30, 2010, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) were $20,120,315 and $19,685,376, respectively.

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $60,201,865, $3,319,400, $(3,073,844) and $245,556, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	516	$3,301	1,213	$6,197
Shares redeemed	(1,781)	(11,555)	(2,628)	(12,207)
Net decrease	(1,265)	$(8,254)	(1,415)	$(6,010)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	399,005	$2,557,497	455,187	$2,464,107
Shares issued in reinvestment of dividends	89,969	577,519	254,135	1,303,159
Shares redeemed	(388,195)	(2,497,645)	(1,397,348)	(7,875,896)
Net increase (decrease)	100,779	$637,371	(688,026)	$(4,108,630)
	Class B
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	52,278	$335,409	136,920	$747,005
Shares issued in reinvestment of dividends	19,155	122,993	52,410	267,760
Shares redeemed	(173,867)	(1,112,436)	(420,592)	(2,186,570)
Net decrease	(102,434)	$(654,034)	(231,262)	$(1,171,805)
	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	102,349	$658,828	421,926	$2,230,194
Shares issued in reinvestment of dividends	39,630	254,833	86,614	447,802
Shares redeemed	(233,880)	(1,510,417)	(608,926)	(3,158,808)
Net decrease	(91,901)	$(596,756)	(100,386)	$(480,812)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	95%
Class A	4	63%
Class B	2	37%
Class C	1	47%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective October 31, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through June 23, 2010.

On May 3, 2010, the Board of Directors (the "Board") of Credit Suisse High Yield Fund, Inc. (formerly, Credit Suisse Global High Yield Fund, Inc.) (the "High Yield Fund") approved the reorganization of the High Yield Fund (the "Reorganization") into the Credit Suisse High Income Fund (the "High Income Fund" and together with the High Yield Fund, the "Funds"), a series of Credit Suisse Opportunity Funds. The Reorganization will consist of the transfer of all of the assets of the High Yield Fund in exchange solely for Common Class shares of the High Income Fund and the assumption by the High Income Fund of all of the liabilities of the High Yield Fund, and the distribution of Common Class shares of the High Income Fund to the shareholders of the High Yield Fund in liquidation of the High Yield Fund. The Reorganization does not require approval by shareholders of either Fund. The Reorganization is expected to occur in late August 2010, or on such other date as of the officers of the Funds determine.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse High Income Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.06% paid by the Fund after taking waivers and breakpoints into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fees were near the highest of the Expense Group, the fee was considered reasonable, recognizing that the Net Advisory Fee was among the lowest of the Expense Group.

•  The Fund's performance was above the median of its Performance Group and Performance Universe for the one and ten year periods, but was below the median of its Performance Group and Performance Universe for the remaining periods. The Board noted the recent improvement in performance and determined that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund, which had increased due to additional resources Credit Suisse had made available, and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable in light of the fee waivers, the Net Advisory Fee and the existence of breakpoints, which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-SAR-0410

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2010